26. Insurance (Tables)	12 Months Ended
Dec. 31, 2019
Insurance
Insurance coverage
Coverage

Specified risks – fire	2,185,827
Engineering risk	1,960,248
Guarantee insurance for escrow deposit	500,000
Traditional guarantee insurance	100,000
Civil liability– D&O (Directors and Officers)	100,000
Civil liability – works	105,695
Domestic and international transportation	6,058
Civil liability – operations	5,000
Other	14
Total	4,962,842